Cover	9 Months Ended
Oct. 31, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Academy Sports & Outdoors, Inc.
Entity Central Index Key	0001817358
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false